First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
CLOSED-END FUNDS — 88.8%
	Capital Markets — 88.8%
48,219	abrdn Global Infrastructure Income Fund	$817,794
20,764	Adams Natural Resources Fund, Inc.	402,614
14,872	Angel Oak Financial Strategies Income Term Trust	174,300
21,180	Apollo Tactical Income Fund, Inc.	256,278
76,303	Ares Dynamic Credit Allocation Fund, Inc.	899,612
25,601	BlackRock Capital Allocation Term Trust	378,127
3,953	BlackRock Health Sciences Term Trust	62,260
13,140	BlackRock Multi-Sector Income Trust	188,165
19,230	BlackRock Resources & Commodities Strategy Trust	167,686
18,466	BlackRock Science & Technology Trust	610,855
8,982	BlackRock Utilities Infrastructure & Power Opportunities Trust	196,257
55,535	Blackstone Strategic Credit 2027 Term Fund	580,341
14,549	Central Securities Corp.	506,887
28,075	Cohen & Steers Infrastructure Fund, Inc.	593,786
35,200	Cohen & Steers REIT and Preferred and Income Fund, Inc.	637,824
28,252	DoubleLine Income Solutions Fund	324,050
37,123	Eaton Vance Short Duration Diversified Income Fund	356,752
38,104	Eaton Vance Tax-Advantaged Dividend Income Fund	813,901
67,502	Eaton Vance Tax-Advantaged Global Dividend Income Fund	1,070,582
37,909	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	838,168
75,876	FS Credit Opportunities Corp.	340,683
40,915	Gabelli Dividend & Income Trust (The)	811,754
15,496	General American Investors Co., Inc.	609,458
37,809	John Hancock Tax-Advantaged Dividend Income Fund	741,813
14,703	Kayne Anderson Energy Infrastructure Fund	116,301
Shares	Description	Value

	Capital Markets (Continued)
42,299	MainStay CBRE Global Infrastructure Megatrends Term Fund	$577,804
7,007	Nuveen Corporate Income 2023 Target Term Fund	64,955
127,852	Nuveen Credit Strategies Income Fund	627,753
55,489	Nuveen Floating Rate Income Fund	432,814
7,889	Nuveen Mortgage and Income Fund	125,120
81,359	Nuveen Preferred & Income Opportunities Fund	512,562
30,656	Nuveen Real Asset Income and Growth Fund	339,362
24,720	Nuveen Variable Rate Preferred & Income Fund	379,452
57,460	PGIM Global High Yield Fund, Inc.	621,717
8,536	PIMCO Access Income Fund	119,845
42,147	PIMCO Dynamic Income Opportunities Fund	531,052
16,508	PIMCO Energy & Tactical Credit Opportunities Fund	233,423
36,955	Principal Real Estate Income Fund	344,790
18,176	Reaves Utility Income Fund	486,571
14,432	Royce Micro-Cap Trust, Inc.	117,909
34,697	Royce Value Trust, Inc.	439,264
22,783	Source Capital, Inc.	848,667
43,005	Tekla Healthcare Investors	720,764
47,843	Tekla Healthcare Opportunities Fund	876,962
9,161	Tekla Life Sciences Investors	121,750
10,175	Tortoise Power and Energy Infrastructure Fund, Inc.	126,882
27,832	Tri-Continental Corp.	723,632
50,867	Western Asset High Income Opportunity Fund, Inc.	190,243
34,247	Western Asset Inflation-Linked Opportunities & Income Fund	307,196
7,888	Western Asset Investment Grade Defined Opportunity Trust, Inc.	128,811
	Total Closed-End Funds	22,495,548
	(Cost $27,372,066)
EXCHANGE-TRADED FUNDS — 6.2%
	Capital Markets — 6.2%
20,380	Invesco Variable Rate Investment Grade ETF	507,054
2,393	iShares iBoxx $ Investment Grade Corporate Bond ETF	257,535

First Trust Income Opportunities ETF (FCEF)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (Continued)
	Capital Markets (Continued)
21,471	ProShares Short S&P500	$319,059
5,499	SPDR Bloomberg 1-3 Month T-Bill ETF, Class B	504,643
	Total Exchange-Traded Funds	1,588,291
	(Cost $1,630,818)
MONEY MARKET FUNDS — 5.7%
1,441,687	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (a)	1,441,687
	(Cost $1,441,687)

	Total Investments — 100.7%	25,525,526
	(Cost $30,444,571)
	Net Other Assets and Liabilities — (0.7)%	(183,887)
	Net Assets — 100.0%	$25,341,639

(a)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Closed-End Funds*	$22,495,548	$22,495,548	$—	$—
Exchange-Traded Funds*	1,588,291	1,588,291	—	—
Money Market Funds	1,441,687	1,441,687	—	—
Total Investments	$25,525,526	$25,525,526	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments
May 31, 2023 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 92.8%
	Alabama — 4.0%
$250,000	Black Belt Energy Gas Dist (Mandatory put 12/01/26)	4.00%	10/01/52	$247,300
250,000	Southeast Energy Auth A Cooperative Dist, Ser B (Mandatory put 12/01/31)	4.00%	12/01/51	245,367
				492,667
	Arizona — 3.5%
250,000	AZ Indl Dev Auth (a)	4.00%	12/15/51	179,951
250,000	Industrial Dev Auth of The Cnty of Pima (The), Ser A (a)	6.25%	11/15/35	251,051
				431,002
	Arkansas — 0.8%
100,000	AR Dev Fin Auth, AMT	5.45%	09/01/52	97,704
	California — 11.2%
250,000	CA Muni Fin Auth, Ser A	5.00%	10/01/44	254,081
300,000	City of Long Beach CA Arpt System Rev, Ser A, AGM	5.00%	06/01/37	343,855
250,000	Elk Grove Fin Auth	4.00%	09/01/50	212,797
300,000	San Francisco City & Cnty Pub Util Commn Pwr Rev, Ser B	4.00%	11/01/42	300,559
245,000	Tobacco Securitization Auth of Southern CA	5.00%	06/01/35	265,733
				1,377,025
	Colorado — 5.4%
200,000	City & Cnty of Denver CO, AMT	5.00%	10/01/32	200,091
250,000	City & Cnty of Denver CO Arpt System Rev, Ser A, AMT	5.00%	11/15/41	264,894
250,000	CO Hlth Facs Auth, Ser 2023A	4.00%	05/15/41	199,489
				664,474
	Florida — 12.8%
250,000	Black Creek Cmnty Dev Dist	5.13%	06/15/32	250,892
265,000	Cnty of Miami-Dade FL Aviation Rev, Ser B, AMT	5.00%	10/01/40	269,787
250,000	North Sumter Cnty Util Dependent Dist, AGM	4.00%	10/01/41	245,211
365,000	Palm Beach Cnty Hlth Facs Auth, Ser A	5.00%	11/01/41	369,949
250,000	Ridge At Apopka Cmnty Dev Dist	5.38%	05/01/42	246,089
250,000	Sawyers Landing Cmnty Dev Dist	4.25%	05/01/53	192,640
				1,574,568
	Georgia — 2.0%
250,000	Main Street Natural Gas, Inc., Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	247,098
	Guam — 2.1%
250,000	Territory of Guam, Ser F	5.00%	01/01/28	258,206
	Illinois — 6.7%
300,000	Chicago Brd of Edu, Ser B	5.00%	12/01/30	316,088
250,000	IL Fin Auth, Ser A	5.00%	10/01/34	268,734
250,000	St of IL, Ser B	4.00%	12/01/37	245,064
				829,886
	Iowa — 2.0%
250,000	IA Fin Auth (Mandatory put 12/01/42)	5.00%	12/01/50	252,823
	Kansas — 4.0%
250,000	Wyandotte Cnty-Kansas City Unif Govt (a)	5.75%	09/01/39	240,537
250,000	Wyandotte Cnty-Kansas City Unif Govt Util Sys Rev, Ser A	5.00%	09/01/40	254,792
				495,329
	Mississippi — 2.4%
300,000	MS Busn Fin Corp, AMT (b)	4.35%	05/01/28	300,000

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri — 1.9%
$250,000	Hlth & Eductnl Facs Auth of The St of MO, Ser A	5.00%	02/01/42	$231,931
	New York — 2.2%
250,000	NY St Dorm Auth	5.00%	05/01/38	268,791
	North Carolina — 1.6%
250,000	NC Med Care Commn	4.00%	03/01/41	192,861
	Ohio — 10.3%
250,000	Buckeye Tobacco Stlmt Fing Auth, Ser B-2	5.00%	06/01/55	231,627
300,000	Cnty of Montgomery OH	4.00%	08/01/41	288,406
250,000	OH Air Quality Dev Auth, AMT (a)	5.00%	07/01/49	226,061
250,000	OH Air Quality Dev Auth, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	247,177
250,000	OH Higher Eductnl Fac Commn	5.00%	02/01/35	271,729
				1,265,000
	Oregon — 6.4%
250,000	Clackamas Cnty Hosp Facs Auth, Ser A	5.38%	11/15/55	230,106
300,000	OR St Facs Auth, Ser A	5.00%	06/01/52	309,071
250,000	Union Cnty Hosp Facs Auth	5.00%	07/01/41	250,921
				790,098
	Puerto Rico — 5.7%
250,000	Comwlth of Puerto Rico, Ser A1	4.00%	07/01/35	223,953
250,000	Puerto Rico Hwy & Transprtn Auth, Ser A	5.00%	07/01/62	240,312
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev, Ser A-1	4.55%	07/01/40	238,552
				702,817
	South Carolina — 1.8%
250,000	SC Jobs-Econ Dev Auth	4.00%	11/15/32	226,419
	Texas — 4.0%
250,000	City of Austin TX Arpt Sys Rev, AMT	5.00%	11/15/41	264,495
250,000	N Parkway Muni Mgmt Dist #1 (a)	5.00%	09/15/51	230,500
				494,995
	Vermont — 2.0%
300,000	VT Econ Dev Auth	4.00%	05/01/37	251,960
	Total Municipal Bonds			11,445,654
	(Cost $11,688,609)

Shares	Description	Value
CLOSED-END FUNDS — 4.1%
	Capital Markets — 4.1%
2,995	BlackRock Municipal Income Fund, Inc.	33,604
3,183	BlackRock Municipal Income Quality Trust	34,536
2,770	BlackRock MuniHoldings Fund, Inc.	31,661
2,925	BlackRock MuniYield Quality Fund II, Inc.	28,987
3,032	BlackRock MuniYield Quality Fund III, Inc.	32,837
3,479	Eaton Vance Municipal Bond Fund	34,338
3,374	Eaton Vance Municipal Income Trust	33,099
3,428	Invesco Quality Municipal Income Trust	32,017
3,576	Invesco Trust for Investment Grade Municipals	34,508
2,587	Nuveen AMT-Free Municipal Credit Income Fund	29,673
2,921	Nuveen AMT-Free Quality Municipal Income Fund	31,313
2,745	Nuveen Municipal Credit Income Fund	31,320

First Trust Flexible Municipal High Income ETF (MFLX)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
CLOSED-END FUNDS (Continued)
	Capital Markets (Continued)
3,548	Nuveen Municipal Value Fund, Inc.	$31,364
2,860	Nuveen Quality Municipal Income Fund	31,832
4,168	Nuveen Select Tax-Free Income Portfolio	60,353
	Total Closed-End Funds	511,442
	(Cost $658,933)

	Total Investments — 96.9%	11,957,096
	(Cost $12,347,542)
	Net Other Assets and Liabilities — 3.1%	379,666
	Net Assets — 100.0%	$12,336,762
Futures Contracts at May 31, 2023:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	Short	1	Sep-2023	$(114,469)	$(549)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2023, securities noted as such amounted to $1,128,100 or 9.1% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.

AGM	– Assured Guaranty Municipal Corp
AMT	– Alternative Minimum Tax

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$11,445,654	$—	$11,445,654	$—
Closed-End Funds**	511,442	511,442	—	—
Total Investments	$11,957,096	$511,442	$11,445,654	$—

LIABILITIES TABLE
	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(549)	$(549)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
287,733	First Trust Enhanced Short Maturity ETF	$17,114,359
2,961,534	First Trust Limited Duration Investment Grade Corporate ETF	55,469,532
1,430,200	First Trust Low Duration Opportunities ETF	68,492,278
430,313	First Trust Tactical High Yield ETF	16,838,147
529,555	First Trust TCW Unconstrained Plus Bond ETF	12,889,369
	Total Exchange-Traded Funds	170,803,685
	(Cost $177,938,647)
MONEY MARKET FUNDS — 0.0%
24,519	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (b)	24,519
	(Cost $24,519)

	Total Investments — 100.0%	170,828,204
	(Cost $177,963,166)
	Net Other Assets and Liabilities — 0.0%	36,624
	Net Assets — 100.0%	$170,864,828

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$170,803,685	$170,803,685	$—	$—
Money Market Funds	24,519	24,519	—	—
Total Investments	$170,828,204	$170,828,204	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Low Duration Strategic Focus ETF (LDSF)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)

Affiliated Transactions
Amounts related to these investments in affiliated funds at May 31, 2023, and for the fiscal year-to-date period (September 1, 2022 to May 31, 2023) are as follows:

Security Name	Shares at 5/31/2023	Value at 8/31/2022	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2023	Dividend Income
First Trust Enhanced Short Maturity ETF	287,733	$26,154,896	$4,519,409	$(13,579,999)	$22,782	$(2,729)	$17,114,359	$531,900
First Trust Limited Duration Investment Grade Corporate ETF	2,961,534	—	69,772,626	(14,241,267)	(63,179)	1,352	55,469,532	879,179
First Trust Low Duration Opportunities ETF	1,430,200	83,828,430	17,794,552	(32,334,933)	(41,729)	(754,042)	68,492,278	1,765,175
First Trust Tactical High Yield ETF	430,313	32,671,917	4,515,965	(19,043,239)	1,009,827	(2,316,323)	16,838,147	973,110
First Trust TCW Unconstrained Plus Bond ETF	529,555	26,306,800	4,933,418	(17,805,088)	671,022	(1,216,783)	12,889,369	673,961
		$168,962,043	$101,535,970	$(97,004,526)	$1,598,723	$(4,288,525)	$170,803,685	$4,823,325

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.8%
32	General Dynamics Corp.	$6,534
16	Lockheed Martin Corp.	7,104
358	Textron, Inc.	22,149
		35,787
	Air Freight & Logistics — 1.1%
158	C.H. Robinson Worldwide, Inc.	14,937
199	Expeditors International of Washington, Inc.	21,952
95	United Parcel Service, Inc., Class B	15,865
		52,754
	Automobile Components — 0.3%
322	BorgWarner, Inc.	14,274
	Banks — 1.6%
196	JPMorgan Chase & Co.	26,599
96	M&T Bank Corp.	11,440
1,129	Regions Financial Corp.	19,498
273	Wells Fargo & Co.	10,868
280	Zions Bancorp N.A.	7,641
		76,046
	Beverages — 0.3%
240	Monster Beverage Corp. (a)	14,069
	Biotechnology — 2.3%
352	AbbVie, Inc.	48,562
501	Gilead Sciences, Inc.	38,547
16	Moderna, Inc. (a)	2,043
28	Neurocrine Biosciences, Inc. (a)	2,507
48	Vertex Pharmaceuticals, Inc. (a)	15,531
		107,190
	Broadline Retail — 0.9%
308	Amazon.com, Inc. (a)	37,139
52	eBay, Inc.	2,212
20	Etsy, Inc. (a)	1,621
		40,972
	Building Products — 2.0%
253	A.O. Smith Corp.	16,177
120	Builders FirstSource, Inc. (a)	13,914
100	Carlisle Cos., Inc.	21,244
131	Fortune Brands Innovations, Inc.	7,919
487	Masco Corp.	23,532
68	Trane Technologies PLC	11,099
		93,885
	Capital Markets — 1.4%
64	Ameriprise Financial, Inc.	19,102
56	Bank of New York Mellon (The) Corp.	2,251
88	Cboe Global Markets, Inc.	11,653
Shares	Description	Value

	Capital Markets (Continued)
32	MarketAxess Holdings, Inc.	$8,717
16	MSCI, Inc.	7,529
252	State Street Corp.	17,141
		66,393
	Chemicals — 1.5%
234	CF Industries Holdings, Inc.	14,393
269	Dow, Inc.	13,122
68	Linde PLC	24,049
59	LyondellBasell Industries N.V., Class A	5,047
339	Mosaic (The) Co.	10,834
20	PPG Industries, Inc.	2,626
		70,071
	Commercial Services & Supplies — 0.8%
36	Cintas Corp.	16,997
156	Copart, Inc. (a)	13,664
144	Rollins, Inc.	5,662
		36,323
	Communications Equipment — 2.4%
68	Arista Networks, Inc. (a)	11,311
1,068	Cisco Systems, Inc.	53,048
100	F5, Inc. (a)	14,758
477	Juniper Networks, Inc.	14,486
76	Motorola Solutions, Inc.	21,426
		115,029
	Construction & Engineering — 0.2%
128	AECOM	9,990
	Construction Materials — 0.2%
56	Vulcan Materials Co.	10,948
	Consumer Finance — 0.7%
344	Ally Financial, Inc.	9,174
127	Capital One Financial Corp.	13,235
277	Synchrony Financial	8,576
		30,985
	Consumer Staples Distribution & Retail — 0.8%
553	Albertsons Cos., Inc., Class A	11,259
584	Kroger (The) Co.	26,473
		37,732
	Containers & Packaging — 0.2%
82	International Paper Co.	2,414
235	Westrock Co.	6,582
		8,996

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Distributors — 0.7%
116	Genuine Parts Co.	$17,276
348	LKQ Corp.	18,357
		35,633
	Diversified REITs — 0.2%
132	WP Carey, Inc.	9,155
	Diversified Telecommunication Services — 1.0%
1,792	AT&T, Inc.	28,188
1,492	Lumen Technologies, Inc.	2,954
444	Verizon Communications, Inc.	15,820
		46,962
	Electric Utilities — 2.2%
64	Constellation Energy Corp.	5,377
395	Evergy, Inc.	22,851
188	Exelon Corp.	7,454
647	FirstEnergy Corp.	24,191
280	NRG Energy, Inc.	9,461
464	PPL Corp.	12,157
180	Southern (The) Co.	12,555
184	Xcel Energy, Inc.	12,014
		106,060
	Electrical Equipment — 0.7%
28	AMETEK, Inc.	4,062
92	Hubbell, Inc.	25,986
20	Rockwell Automation, Inc.	5,572
		35,620
	Electronic Equipment, Instruments & Components — 1.3%
60	CDW Corp.	10,301
132	Jabil, Inc.	11,817
140	Keysight Technologies, Inc. (a)	22,652
131	TE Connectivity Ltd.	16,045
		60,815
	Entertainment — 0.3%
24	Electronic Arts, Inc.	3,072
16	Netflix, Inc. (a)	6,324
180	Warner Music Group Corp., Class A	4,401
		13,797
	Financial Services — 1.8%
128	Fiserv, Inc. (a)	14,360
64	Mastercard, Inc., Class A	23,361
116	Visa, Inc., Class A	25,640
1,836	Western Union (The) Co.	20,912
		84,273
	Food Products — 2.5%
168	Archer-Daniels-Midland Co.	11,869
128	Bunge Ltd.	11,858
Shares	Description	Value

	Food Products (Continued)
220	Campbell Soup Co.	$11,121
336	General Mills, Inc.	28,278
104	Hershey (The) Co.	27,009
248	Mondelez International, Inc., Class A	18,206
190	Tyson Foods, Inc., Class A	9,621
		117,962
	Ground Transportation — 0.2%
36	Old Dominion Freight Line, Inc.	11,176
	Health Care Equipment & Supplies — 2.3%
288	Boston Scientific Corp. (a)	14,826
414	DENTSPLY SIRONA, Inc.	14,954
350	Hologic, Inc. (a)	27,612
20	IDEXX Laboratories, Inc. (a)	9,295
52	Intuitive Surgical, Inc. (a)	16,008
195	Medtronic PLC	16,138
32	Penumbra, Inc. (a)	9,835
		108,668
	Health Care Providers & Services — 5.3%
48	AmerisourceBergen Corp.	8,167
340	Cardinal Health, Inc.	27,982
228	Centene Corp. (a)	14,230
64	Cigna Group (The)	15,834
104	CVS Health Corp.	7,075
87	Elevance Health, Inc.	38,960
52	HCA Healthcare, Inc.	13,738
262	Henry Schein, Inc. (a)	19,362
64	Humana, Inc.	32,120
63	Laboratory Corp. of America Holdings	13,389
60	McKesson Corp.	23,451
8	Molina Healthcare, Inc. (a)	2,191
159	Quest Diagnostics, Inc.	21,091
32	UnitedHealth Group, Inc.	15,592
		253,182
	Hotel & Resort REITs — 0.4%
1,061	Host Hotels & Resorts, Inc.	17,613
	Hotels, Restaurants & Leisure — 0.8%
8	Booking Holdings, Inc. (a)	20,070
4	Chipotle Mexican Grill, Inc. (a)	8,306
32	McDonald’s Corp.	9,123
20	Yum! Brands, Inc.	2,574
		40,073
	Household Durables — 3.3%
220	D.R. Horton, Inc.	23,505
132	Lennar Corp., Class A	14,140
16	NVR, Inc. (a)	88,867

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
433	PulteGroup, Inc.	$28,613
20	Whirlpool Corp.	2,586
		157,711
	Household Products — 0.3%
32	Colgate-Palmolive Co.	2,380
96	Kimberly-Clark Corp.	12,891
		15,271
	Industrial Conglomerates — 0.8%
243	3M Co.	22,674
160	General Electric Co.	16,245
		38,919
	Insurance — 4.1%
352	Aflac, Inc.	22,602
124	American Financial Group, Inc.	13,921
453	American International Group, Inc.	23,932
24	Aon PLC, Class A	7,399
296	Arch Capital Group Ltd. (a)	20,631
20	Assurant, Inc.	2,400
68	Erie Indemnity Co., Class A	14,559
28	Everest Re Group Ltd.	9,520
120	Globe Life, Inc.	12,382
338	Hartford Financial Services Group (The), Inc.	23,160
418	Loews Corp.	23,408
48	Marsh & McLennan Cos., Inc.	8,313
112	Prudential Financial, Inc.	8,813
16	Travelers (The) Cos., Inc.	2,708
12	Willis Towers Watson PLC	2,626
		196,374
	Interactive Media & Services — 3.4%
601	Alphabet, Inc., Class A (a)	73,845
152	Match Group, Inc. (a)	5,244
311	Meta Platforms, Inc., Class A (a)	82,328
		161,417
	IT Services — 2.1%
56	Accenture PLC, Class A	17,132
426	Cognizant Technology Solutions Corp., Class A	26,621
378	DXC Technology Co. (a)	9,461
52	Gartner, Inc. (a)	17,829
156	GoDaddy, Inc., Class A (a)	11,447
36	International Business Machines Corp.	4,629
56	VeriSign, Inc. (a)	12,506
		99,625
Shares	Description	Value

	Life Sciences Tools & Services — 0.1%
4	Mettler-Toledo International, Inc. (a)	$5,287
	Machinery — 2.7%
40	Caterpillar, Inc.	8,230
84	Dover Corp.	11,200
156	Graco, Inc.	11,932
56	Illinois Tool Works, Inc.	12,249
84	Ingersoll Rand, Inc.	4,759
60	Otis Worldwide Corp.	4,771
533	PACCAR, Inc.	36,660
115	Snap-on, Inc.	28,619
52	Toro (The) Co.	5,087
76	Westinghouse Air Brake Technologies Corp.	7,040
		130,547
	Media — 2.0%
1,095	Comcast Corp., Class A	43,088
792	Fox Corp., Class A	24,710
324	Interpublic Group of (The) Cos., Inc.	12,050
143	News Corp., Class A	2,618
156	Omnicom Group, Inc.	13,758
		96,224
	Metals & Mining — 2.5%
246	Nucor Corp.	32,487
164	Reliance Steel & Aluminum Co.	38,487
292	Southern Copper Corp.	19,497
316	Steel Dynamics, Inc.	29,040
		119,511
	Multi-Utilities — 1.2%
453	Consolidated Edison, Inc.	42,265
196	Public Service Enterprise Group, Inc.	11,711
16	Sempra Energy	2,296
		56,272
	Office REITs — 0.2%
171	Boston Properties, Inc.	8,323
	Oil, Gas & Consumable Fuels — 3.3%
232	APA Corp.	7,373
91	Chesapeake Energy Corp.	6,848
376	Coterra Energy, Inc.	8,742
557	Exxon Mobil Corp.	56,914
367	HF Sinclair Corp.	15,209
277	Marathon Oil Corp.	6,138
367	Marathon Petroleum Corp.	38,502
156	Valero Energy Corp.	16,698
		156,424
	Pharmaceuticals — 2.8%
473	Bristol-Myers Squibb Co.	30,480

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
76	Eli Lilly & Co.	$32,639
200	Merck & Co., Inc.	22,082
557	Organon & Co.	10,800
934	Pfizer, Inc.	35,511
244	Viatris, Inc.	2,233
		133,745
	Professional Services — 1.6%
48	Automatic Data Processing, Inc.	10,032
140	Booz Allen Hamilton Holding Corp.	14,081
120	Paychex, Inc.	12,592
322	Robert Half International, Inc.	20,936
274	SS&C Technologies Holdings, Inc.	15,059
12	Verisk Analytics, Inc.	2,629
		75,329
	Real Estate Management & Development — 0.5%
330	CBRE Group, Inc., Class A (a)	24,724
	Residential REITs — 0.7%
32	AvalonBay Communities, Inc.	5,567
247	Equity Residential	15,018
12	Essex Property Trust, Inc.	2,593
56	Mid-America Apartment Communities, Inc.	8,235
		31,413
	Semiconductors & Semiconductor Equipment — 6.6%
76	Analog Devices, Inc.	13,504
258	Applied Materials, Inc.	34,391
108	Broadcom, Inc.	87,260
20	Enphase Energy, Inc. (a)	3,478
52	KLA Corp.	23,036
8	Lam Research Corp.	4,934
48	Lattice Semiconductor Corp. (a)	3,903
292	Microchip Technology, Inc.	21,976
8	Monolithic Power Systems, Inc.	3,919
116	NVIDIA Corp.	43,887
60	NXP Semiconductors N.V.	10,746
84	ON Semiconductor Corp. (a)	7,022
135	Qorvo, Inc. (a)	13,130
263	QUALCOMM, Inc.	29,827
112	Skyworks Solutions, Inc.	11,593
28	Teradyne, Inc.	2,805
		315,411
	Software — 8.3%
88	Cadence Design Systems, Inc. (a)	20,320
56	Dynatrace, Inc. (a)	2,855
Shares	Description	Value

	Software (Continued)
32	Fair Isaac Corp. (a)	$25,206
20	HubSpot, Inc. (a)	10,360
870	Microsoft Corp.	285,699
336	Palantir Technologies, Inc., Class A (a)	4,943
48	Palo Alto Networks, Inc. (a)	10,243
84	Salesforce, Inc. (a)	18,764
40	Synopsys, Inc. (a)	18,198
		396,588
	Specialized REITs — 2.3%
20	Equinix, Inc.	14,911
577	Gaming and Leisure Properties, Inc.	27,777
176	Iron Mountain, Inc.	9,402
96	Life Storage, Inc.	12,229
84	Public Storage	23,797
725	Weyerhaeuser Co.	20,779
		108,895
	Specialty Retail — 3.5%
20	Advance Auto Parts, Inc.	1,458
8	AutoZone, Inc. (a)	19,095
143	Bath & Body Works, Inc.	5,039
306	Best Buy Co., Inc.	22,237
36	Home Depot (The), Inc.	10,204
144	Lowe’s Cos., Inc.	28,963
20	O’Reilly Automotive, Inc. (a)	18,066
92	Ross Stores, Inc.	9,533
152	TJX (The) Cos., Inc.	11,672
44	Tractor Supply Co.	9,222
16	Ulta Beauty, Inc. (a)	6,557
355	Victoria’s Secret & Co. (a)	7,249
143	Williams-Sonoma, Inc.	16,232
		165,527
	Technology Hardware, Storage & Peripherals — 7.5%
1,675	Apple, Inc.	296,894
294	Dell Technologies, Inc., Class C	13,174
390	HP, Inc.	11,333
354	NetApp, Inc.	23,488
226	Seagate Technology Holdings PLC	13,583
		358,472
	Textiles, Apparel & Luxury Goods — 1.0%
8	Deckers Outdoor Corp. (a)	3,800
184	Ralph Lauren Corp.	19,561
659	Tapestry, Inc.	26,373
		49,734

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 1.0%
693	Altria Group, Inc.	$30,783
183	Philip Morris International, Inc.	16,472
		47,255
	Trading Companies & Distributors — 0.7%
96	Fastenal Co.	5,170
32	W.W. Grainger, Inc.	20,769
20	Watsco, Inc.	6,487
		32,426
	Wireless Telecommunication Services — 0.1%
52	T-Mobile US, Inc. (a)	7,137
	Total Common Stocks	4,750,994
	(Cost $4,610,705)
MONEY MARKET FUNDS — 0.0%
2,949	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (b)	2,949
	(Cost $2,949)

	Total Investments — 99.8%	4,753,943
	(Cost $4,613,654)
	Net Other Assets and Liabilities — 0.2%	7,447
	Net Assets — 100.0%	$4,761,390

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,750,994	$4,750,994	$—	$—
Money Market Funds	2,949	2,949	—	—
Total Investments	$4,753,943	$4,753,943	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.5%
80	Curtiss-Wright Corp.	$12,645
208	Parsons Corp. (a)	9,295
		21,940
	Air Freight & Logistics — 0.1%
28	C.H. Robinson Worldwide, Inc.	2,647
	Automobile Components — 0.2%
224	BorgWarner, Inc.	9,930
	Automobiles — 0.6%
320	Thor Industries, Inc.	25,046
	Banks — 3.6%
985	Bank OZK	34,061
108	BOK Financial Corp.	8,783
681	Cadence Bank	12,231
400	Cathay General Bancorp	11,696
108	Commerce Bancshares, Inc.	5,179
953	CVB Financial Corp.	11,445
244	F.N.B. Corp.	2,682
1,077	First Horizon Corp.	11,104
568	International Bancshares Corp.	24,265
352	Popular, Inc.	20,127
372	United Bankshares, Inc.	10,944
272	Zions Bancorp N.A.	7,423
		159,940
	Beverages — 0.5%
36	Coca-Cola Consolidated, Inc.	23,823
	Biotechnology — 1.8%
1,585	Exelixis, Inc. (a)	30,559
364	Halozyme Therapeutics, Inc. (a)	11,804
224	Neurocrine Biosciences, Inc. (a)	20,055
192	TG Therapeutics, Inc. (a)	5,113
72	United Therapeutics Corp. (a)	15,101
		82,632
	Broadline Retail — 1.0%
76	Dillard’s, Inc., Class A	20,924
1,545	Macy’s, Inc.	20,997
148	Nordstrom, Inc.	2,264
		44,185
	Building Products — 4.4%
204	A.O. Smith Corp.	13,044
761	Builders FirstSource, Inc. (a)	88,238
76	Carlisle Cos., Inc.	16,145
40	Fortune Brands Innovations, Inc.	2,418
544	Masterbrand, Inc. (a)	5,647
384	Owens Corning	40,831
420	UFP Industries, Inc.	32,802
		199,125
Shares	Description	Value

	Capital Markets — 1.7%
104	Evercore, Inc., Class A	$11,227
769	Federated Hermes, Inc.	26,476
560	Janus Henderson Group PLC	14,717
432	Jefferies Financial Group, Inc.	12,990
184	SEI Investments Co.	10,411
		75,821
	Chemicals — 1.7%
192	Chemours (The) Co.	5,086
641	Huntsman Corp.	15,224
40	NewMarket Corp.	15,593
669	Olin Corp.	31,650
44	Quaker Chemical Corp.	8,352
		75,905
	Commercial Services & Supplies — 0.5%
813	HNI Corp.	20,732
	Communications Equipment — 1.5%
52	Calix, Inc. (a)	2,424
96	F5, Inc. (a)	14,167
637	Juniper Networks, Inc.	19,346
240	Lumentum Holdings, Inc. (a)	12,696
681	NetScout Systems, Inc. (a)	20,784
		69,417
	Construction & Engineering — 1.7%
132	AECOM	10,303
104	API Group Corp. (a)	2,350
76	Comfort Systems USA, Inc.	11,247
192	EMCOR Group, Inc.	31,649
52	Valmont Industries, Inc.	13,638
168	WillScot Mobile Mini Holdings Corp. (a)	7,237
		76,424
	Construction Materials — 0.3%
88	Eagle Materials, Inc.	14,338
	Consumer Finance — 0.8%
448	Ally Financial, Inc.	11,948
1,565	Navient Corp.	23,710
		35,658
	Consumer Staples Distribution & Retail — 0.9%
1,205	Sprouts Farmers Market, Inc. (a)	41,645
	Containers & Packaging — 0.2%
188	Berry Global Group, Inc.	10,755

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services — 1.0%
136	Grand Canyon Education, Inc. (a)	$14,247
1,009	H&R Block, Inc.	30,119
		44,366
	Diversified Telecommunication Services — 0.9%
1,337	EchoStar Corp., Class A (a)	21,084
276	Iridium Communications, Inc.	16,571
1,772	Lumen Technologies, Inc.	3,509
		41,164
	Electric Utilities — 0.8%
260	NRG Energy, Inc.	8,785
713	OGE Energy Corp.	25,155
		33,940
	Electrical Equipment — 2.9%
104	Acuity Brands, Inc.	15,672
220	Atkore, Inc. (a)	25,689
148	EnerSys	14,396
2,585	GrafTech International Ltd.	11,090
132	Hubbell, Inc.	37,285
564	nVent Electric PLC	24,466
		128,598
	Electronic Equipment, Instruments & Components — 4.4%
152	Arrow Electronics, Inc. (a)	19,249
292	Avnet, Inc.	12,801
20	Badger Meter, Inc.	2,757
344	Belden, Inc.	30,097
104	Insight Enterprises, Inc. (a)	14,063
148	IPG Photonics Corp. (a)	16,350
356	Jabil, Inc.	31,869
424	Sanmina Corp. (a)	22,489
144	TD SYNNEX Corp.	12,871
1,229	Vishay Intertechnology, Inc.	31,684
124	Vontier Corp.	3,675
		197,905
	Energy Equipment & Services — 0.4%
761	ChampionX Corp.	19,223
	Entertainment — 0.4%
100	Madison Square Garden Sports Corp.	17,665
	Financial Services — 3.7%
140	Equitable Holdings, Inc.	3,436
981	Essent Group Ltd.	43,331
2,530	MGIC Investment Corp.	38,253
120	PennyMac Financial Services, Inc.	7,325
Shares	Description	Value

	Financial Services (Continued)
1,437	Radian Group, Inc.	$36,701
384	Voya Financial, Inc.	26,035
1,093	Western Union (The) Co.	12,449
		167,530
	Food Products — 1.5%
548	Flowers Foods, Inc.	13,689
140	Ingredion, Inc.	14,644
16	J.M. Smucker (The) Co.	2,345
48	Lancaster Colony Corp.	9,436
484	Pilgrim’s Pride Corp. (a)	10,745
192	Post Holdings, Inc. (a)	16,312
		67,171
	Gas Utilities — 1.5%
721	National Fuel Gas Co.	36,706
288	New Jersey Resources Corp.	13,953
88	ONE Gas, Inc.	7,123
432	UGI Corp.	12,083
		69,865
	Ground Transportation — 1.6%
324	Knight-Swift Transportation Holdings, Inc.	17,817
144	Landstar System, Inc.	25,255
508	Schneider National, Inc., Class B	13,167
324	Werner Enterprises, Inc.	14,230
		70,469
	Health Care Equipment & Supplies — 4.5%
388	DENTSPLY SIRONA, Inc.	14,015
240	Enovis Corp. (a)	12,655
657	Envista Holdings Corp. (a)	20,952
236	Globus Medical, Inc., Class A (a)	12,775
260	Haemonetics Corp. (a)	21,996
68	Inspire Medical Systems, Inc. (a)	19,889
256	Integra LifeSciences Holdings Corp. (a)	9,715
204	Lantheus Holdings, Inc. (a)	17,664
228	Merit Medical Systems, Inc. (a)	18,787
108	Penumbra, Inc. (a)	33,193
68	Shockwave Medical, Inc. (a)	18,706
		200,347
	Health Care Providers & Services — 4.1%
300	AMN Healthcare Services, Inc. (a)	28,488
404	Cardinal Health, Inc.	33,249
32	Chemed Corp.	17,081
793	Enhabit, Inc. (a)	8,533
440	Henry Schein, Inc. (a)	32,516
36	Molina Healthcare, Inc. (a)	9,860

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
592	Option Care Health, Inc. (a)	$16,309
168	Patterson Cos., Inc.	4,400
444	Premier, Inc., Class A	11,100
160	Universal Health Services, Inc., Class B	21,141
		182,677
	Health Care REITs — 1.3%
3,066	Medical Properties Trust, Inc.	25,294
661	Omega Healthcare Investors, Inc.	19,704
1,129	Sabra Health Care REIT, Inc.	12,713
		57,711
	Hotel & Resort REITs — 0.3%
925	Park Hotels & Resorts, Inc.	11,970
	Hotels, Restaurants & Leisure — 0.3%
152	Boyd Gaming Corp.	9,687
60	Travel + Leisure Co.	2,188
		11,875
	Household Durables — 4.3%
588	KB Home	25,478
316	Meritage Homes Corp.	36,444
697	PulteGroup, Inc.	46,058
1,045	Taylor Morrison Home Corp. (a)	44,339
228	Toll Brothers, Inc.	15,436
801	Tri Pointe Homes, Inc. (a)	23,397
20	Whirlpool Corp.	2,586
		193,738
	Independent Power and Renewable Electricity Producers — 0.4%
685	Vistra Corp.	16,419
	Industrial REITs — 0.8%
16	Americold Realty Trust, Inc.	469
376	First Industrial Realty Trust, Inc.	19,544
436	STAG Industrial, Inc.	15,173
		35,186
	Insurance — 3.5%
76	American Financial Group, Inc.	8,532
316	Brighthouse Financial, Inc. (a)	12,722
100	Erie Indemnity Co., Class A	21,410
60	First American Financial Corp.	3,296
388	Loews Corp.	21,728
40	Old Republic International Corp.	980
168	Primerica, Inc.	30,579
108	RLI Corp.	13,376
989	Unum Group	42,972
		155,595
Shares	Description	Value

	IT Services — 0.4%
677	DXC Technology Co. (a)	$16,946
80	Squarespace, Inc., Class A (a)	2,351
		19,297
	Life Sciences Tools & Services — 0.3%
52	Bruker Corp.	3,593
48	Medpace Holdings, Inc. (a)	9,935
		13,528
	Machinery — 4.8%
484	Allison Transmission Holdings, Inc.	22,893
32	Crane Co.	2,325
408	Donaldson Co., Inc.	23,880
24	Franklin Electric Co., Inc.	2,183
240	Graco, Inc.	18,358
508	Kennametal, Inc.	12,659
148	Lincoln Electric Holdings, Inc.	25,110
168	Mueller Industries, Inc.	12,476
92	Snap-on, Inc.	22,895
496	Terex Corp.	23,000
344	Timken (The) Co.	24,613
116	Toro (The) Co.	11,348
92	Watts Water Technologies, Inc., Class A	14,577
		216,317
	Media — 1.1%
132	Interpublic Group of (The) Cos., Inc.	4,909
64	John Wiley & Sons, Inc., Class A	2,304
364	New York Times (The) Co., Class A	12,893
188	Nexstar Media Group, Inc.	28,373
		48,479
	Metals & Mining — 4.1%
789	Commercial Metals Co.	33,730
336	Reliance Steel & Aluminum Co.	78,852
540	Steel Dynamics, Inc.	49,626
1,081	United States Steel Corp.	22,615
		184,823
	Office REITs — 1.6%
240	Corporate Office Properties Trust	5,477
1,185	Cousins Properties, Inc.	23,605
1,049	Highwoods Properties, Inc.	21,693
2,982	Hudson Pacific Properties, Inc.	13,926
332	Kilroy Realty Corp.	9,011
		73,712
	Oil, Gas & Consumable Fuels — 1.8%
24	Chesapeake Energy Corp.	1,806

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
80	Chord Energy Corp.	$11,443
8	Civitas Resources, Inc.	534
372	Coterra Energy, Inc.	8,649
60	Denbury, Inc. (a)	5,410
384	HF Sinclair Corp.	15,913
272	Marathon Oil Corp.	6,028
24	Ovintiv, Inc.	794
604	PBF Energy, Inc., Class A	22,233
516	Peabody Energy Corp.	9,371
48	Vitesse Energy, Inc.	1,108
		83,289
	Paper & Forest Products — 0.3%
252	Louisiana-Pacific Corp.	14,747
	Personal Care Products — 0.9%
268	elf Beauty, Inc. (a)	27,877
384	Nu Skin Enterprises, Inc., Class A	12,799
		40,676
	Pharmaceuticals — 0.5%
204	Organon & Co.	3,955
360	Prestige Consumer Healthcare, Inc. (a)	20,603
		24,558
	Professional Services — 4.8%
192	ASGN, Inc. (a)	12,563
140	Concentrix Corp.	12,278
120	ExlService Holdings, Inc. (a)	18,113
76	FTI Consulting, Inc. (a)	14,289
92	Genpact Ltd.	3,384
132	Insperity, Inc.	14,615
500	KBR, Inc.	29,510
344	ManpowerGroup, Inc.	24,138
340	Maximus, Inc.	27,526
308	Robert Half International, Inc.	20,026
128	Science Applications International Corp.	12,458
292	TriNet Group, Inc. (a)	25,950
		214,850
	Real Estate Management & Development — 0.6%
200	Jones Lang LaSalle, Inc. (a)	28,068
	Retail REITs — 0.9%
232	Brixmor Property Group, Inc.	4,647
637	Kite Realty Group Trust	12,383
512	NNN REIT, Inc.	21,781
		38,811
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 3.0%
256	Allegro MicroSystems, Inc. (a)	$10,069
112	Axcelis Technologies, Inc. (a)	17,646
256	Cirrus Logic, Inc. (a)	19,886
288	Lattice Semiconductor Corp. (a)	23,417
132	Qorvo, Inc. (a)	12,838
520	Rambus, Inc. (a)	33,259
364	Semtech Corp. (a)	7,913
20	Silicon Laboratories, Inc. (a)	2,814
104	Synaptics, Inc. (a)	8,948
		136,790
	Software — 3.0%
92	ACI Worldwide, Inc. (a)	2,099
20	Appfolio, Inc., Class A (a)	2,863
376	Box, Inc., Class A (a)	10,592
72	CommVault Systems, Inc. (a)	5,018
28	Dolby Laboratories, Inc., Class A	2,311
516	Dropbox, Inc., Class A (a)	11,878
32	Fair Isaac Corp. (a)	25,205
140	Gen Digital, Inc.	2,456
336	InterDigital, Inc.	27,901
84	Manhattan Associates, Inc. (a)	15,239
80	Qualys, Inc. (a)	10,101
52	Smartsheet, Inc., Class A (a)	2,578
60	SPS Commerce, Inc. (a)	9,348
136	Teradata Corp. (a)	6,373
		133,962
	Specialized REITs — 1.8%
737	CubeSmart	32,752
304	Iron Mountain, Inc.	16,240
208	Lamar Advertising Co., Class A	18,695
292	PotlatchDeltic Corp.	13,587
		81,274
	Specialty Retail — 4.8%
460	Academy Sports & Outdoors, Inc.	22,522
40	Asbury Automotive Group, Inc. (a)	8,364
316	AutoNation, Inc. (a)	41,371
300	Dick’s Sporting Goods, Inc.	38,253
84	Murphy USA, Inc.	23,219
184	Penske Automotive Group, Inc.	25,433
396	Valvoline, Inc.	15,246
388	Victoria’s Secret & Co. (a)	7,923
316	Williams-Sonoma, Inc.	35,869
		218,200
	Technology Hardware, Storage & Peripherals — 1.3%
164	NetApp, Inc.	10,881

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
228	Pure Storage, Inc., Class A (a)	$6,564
184	Super Micro Computer, Inc. (a)	41,207
		58,652
	Textiles, Apparel & Luxury Goods — 1.8%
288	Capri Holdings Ltd. (a)	10,109
52	Deckers Outdoor Corp. (a)	24,700
356	PVH Corp.	30,623
20	Ralph Lauren Corp.	2,126
336	Tapestry, Inc.	13,447
		81,005
	Trading Companies & Distributors — 1.5%
124	Applied Industrial Technologies, Inc.	15,247
168	Beacon Roofing Supply, Inc. (a)	10,742
196	MSC Industrial Direct Co., Inc., Class A	17,624
72	Watsco, Inc.	23,355
		66,968
	Total Common Stocks	4,491,383
	(Cost $4,455,530)
MONEY MARKET FUNDS — 0.1%
5,444	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (b)	5,444
	(Cost $5,444)

	Total Investments — 100.0%	4,496,827
	(Cost $4,460,974)
	Net Other Assets and Liabilities — 0.0%	2,123
	Net Assets — 100.0%	$4,498,950

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$4,491,383	$4,491,383	$—	$—
Money Market Funds	5,444	5,444	—	—
Total Investments	$4,496,827	$4,496,827	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments
May 31, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Air Freight & Logistics — 0.8%
84	Forward Air Corp.	$8,170
246	Hub Group, Inc., Class A (a)	18,096
		26,266
	Automobile Components — 0.9%
665	Modine Manufacturing Co. (a)	18,148
189	Patrick Industries, Inc.	12,385
		30,533
	Automobiles — 0.5%
316	Winnebago Industries, Inc.	17,582
	Banks — 6.2%
284	Bancorp (The), Inc. (a)	8,764
352	Bank of NT Butterfield & Son Ltd. (The)	8,825
754	BankUnited, Inc.	14,266
630	Berkshire Hills Bancorp, Inc.	12,883
514	Cadence Bank	9,231
301	Cathay General Bancorp	8,801
204	City Holding Co.	17,583
781	CVB Financial Corp.	9,380
460	Eagle Bancorp, Inc.	9,168
799	First BanCorp	8,917
78	First Interstate BancSystem, Inc., Class A	1,720
322	Hilltop Holdings, Inc.	9,505
345	HomeStreet, Inc.	1,808
36	Independent Bank Corp.	1,589
216	International Bancshares Corp.	9,228
975	Kearny Financial Corp.	6,659
198	NBT Bancorp, Inc.	6,643
675	Northwest Bancshares, Inc.	7,094
325	OFG Bancorp	7,885
195	Pathward Financial, Inc.	8,568
209	Popular, Inc.	11,951
307	Preferred Bank	14,159
556	Provident Financial Services, Inc.	8,829
249	S&T Bancorp, Inc.	6,678
		210,134
	Beverages — 0.5%
12	Coca-Cola Consolidated, Inc.	7,941
292	Vita Coco Co., Inc. (The) (a)	7,790
		15,731
	Biotechnology — 4.3%
222	ACADIA Pharmaceuticals, Inc. (a)	5,217
566	Alkermes PLC (a)	16,374
171	Amicus Therapeutics, Inc. (a)	1,925
60	Anika Therapeutics, Inc. (a)	1,625
Shares	Description	Value

	Biotechnology (Continued)
1,964	Catalyst Pharmaceuticals, Inc. (a)	$22,684
774	Dynavax Technologies Corp. (a)	8,847
640	Eagle Pharmaceuticals, Inc. (a)	13,280
1,829	Ironwood Pharmaceuticals, Inc. (a)	19,900
135	Kiniksa Pharmaceuticals Ltd., Class A (a)	1,871
15	Krystal Biotech, Inc. (a)	1,768
351	REGENXBIO, Inc. (a)	6,048
283	Rocket Pharmaceuticals, Inc. (a)	5,923
497	TG Therapeutics, Inc. (a)	13,235
2,228	Vanda Pharmaceuticals, Inc. (a)	13,257
75	Veracyte, Inc. (a)	1,941
186	Viking Therapeutics, Inc. (a)	4,085
248	Vir Biotechnology, Inc. (a)	6,614
		144,594
	Broadline Retail — 0.8%
78	Dillard’s, Inc., Class A	21,474
501	Macy’s, Inc.	6,809
		28,283
	Building Products — 1.2%
45	Apogee Enterprises, Inc.	1,661
615	Insteel Industries, Inc.	18,407
264	UFP Industries, Inc.	20,618
		40,686
	Capital Markets — 1.4%
707	Avantax, Inc. (a)	14,960
261	Donnelley Financial Solutions, Inc. (a)	11,576
319	Federated Hermes, Inc.	10,983
51	Houlihan Lokey, Inc.	4,453
36	Piper Sandler Cos.	4,585
		46,557
	Chemicals — 0.5%
246	AdvanSix, Inc.	8,094
754	LSB Industries, Inc. (a)	7,012
6	Quaker Chemical Corp.	1,139
		16,245
	Commercial Services & Supplies — 0.1%
96	Brady Corp., Class A	4,577
	Communications Equipment — 1.4%
304	Digi International, Inc. (a)	10,929
704	Extreme Networks, Inc. (a)	14,502
349	Harmonic, Inc. (a)	6,146
569	NetScout Systems, Inc. (a)	17,366
		48,943

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering — 1.6%
195	Comfort Systems USA, Inc.	$28,856
93	EMCOR Group, Inc.	15,330
204	Sterling Infrastructure, Inc. (a)	9,399
		53,585
	Consumer Finance — 0.8%
188	Encore Capital Group, Inc. (a)	8,097
1,194	Navient Corp.	18,089
54	PROG Holdings, Inc. (a)	1,762
		27,948
	Consumer Staples Distribution & Retail — 1.5%
120	BJ’s Wholesale Club Holdings, Inc. (a)	7,518
188	Ingles Markets, Inc., Class A	15,091
148	SpartanNash Co.	3,389
102	Sprouts Farmers Market, Inc. (a)	3,525
255	United Natural Foods, Inc. (a)	6,811
251	Weis Markets, Inc.	14,945
		51,279
	Containers & Packaging — 0.3%
473	O-I Glass, Inc. (a)	9,801
	Diversified Consumer Services — 1.5%
93	Grand Canyon Education, Inc. (a)	9,743
503	H&R Block, Inc.	15,014
1,500	Perdoceo Education Corp. (a)	17,685
105	Strategic Education, Inc.	8,286
		50,728
	Diversified Telecommunication Services — 0.6%
512	EchoStar Corp., Class A (a)	8,074
186	Iridium Communications, Inc.	11,168
		19,242
	Electric Utilities — 1.1%
460	Otter Tail Corp.	34,136
42	Portland General Electric Co.	2,047
		36,183
	Electrical Equipment — 2.4%
24	Acuity Brands, Inc.	3,617
261	Atkore, Inc. (a)	30,477
231	Encore Wire Corp.	37,808
2,064	GrafTech International Ltd.	8,854
		80,756
	Electronic Equipment, Instruments & Components — 4.3%
96	Badger Meter, Inc.	13,235
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
283	Belden, Inc.	$24,760
224	CTS Corp.	10,230
195	ePlus, Inc. (a)	9,631
78	Insight Enterprises, Inc. (a)	10,547
210	Knowles Corp. (a)	3,776
78	Methode Electronics, Inc.	3,358
255	Napco Security Technologies, Inc.	9,483
372	PC Connection, Inc.	16,729
509	Sanmina Corp. (a)	26,997
711	Vishay Intertechnology, Inc.	18,330
		147,076
	Energy Equipment & Services — 1.1%
132	Liberty Energy, Inc.	1,549
364	Tidewater, Inc. (a)	16,311
343	Weatherford International PLC (a)	19,359
		37,219
	Entertainment — 0.3%
246	Liberty Media Corp-Liberty Braves (a)	9,023
	Financial Services — 2.9%
417	Cannae Holdings, Inc. (a)	8,194
270	Essent Group Ltd.	11,926
744	International Money Express, Inc. (a)	17,335
463	Jackson Financial, Inc., Class A	12,825
799	MGIC Investment Corp.	12,081
204	Mr. Cooper Group, Inc. (a)	9,437
156	PennyMac Financial Services, Inc.	9,522
632	Radian Group, Inc.	16,142
		97,462
	Food Products — 1.4%
514	Cal-Maine Foods, Inc.	24,441
328	Fresh Del Monte Produce, Inc.	8,646
78	John B Sanfilippo & Son, Inc.	9,066
170	Tootsie Roll Industries, Inc.	6,642
		48,795
	Gas Utilities — 0.3%
114	ONE Gas, Inc.	9,227
	Ground Transportation — 1.6%
334	ArcBest Corp.	27,982
1,199	Daseke, Inc. (a)	7,194
431	Marten Transport Ltd.	9,116
390	Schneider National, Inc., Class B	10,109
		54,401

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 4.9%
763	Avanos Medical, Inc. (a)	$18,694
63	Embecta Corp.	1,743
165	Enovis Corp. (a)	8,700
177	Globus Medical, Inc., Class A (a)	9,581
123	Haemonetics Corp. (a)	10,406
84	Inspire Medical Systems, Inc. (a)	24,569
299	Lantheus Holdings, Inc. (a)	25,890
192	QuidelOrtho Corp. (a)	16,347
75	Shockwave Medical, Inc. (a)	20,632
78	SI-BONE, Inc. (a)	1,964
105	TransMedics Group, Inc. (a)	7,629
123	UFP Technologies, Inc. (a)	19,020
		165,175
	Health Care Providers & Services — 4.7%
138	Addus HomeCare Corp. (a)	12,441
234	AMN Healthcare Services, Inc. (a)	22,221
267	Apollo Medical Holdings, Inc. (a)	8,442
99	CorVel Corp. (a)	19,349
463	Cross Country Healthcare, Inc. (a)	11,806
240	Fulgent Genetics, Inc. (a)	9,545
796	Hims & Hers Health, Inc. (a)	7,116
322	NeoGenomics, Inc. (a)	5,532
689	Option Care Health, Inc. (a)	18,982
627	Owens & Minor, Inc. (a)	12,734
1,249	Pediatrix Medical Group, Inc. (a)	16,612
570	Premier, Inc., Class A	14,250
		159,030
	Health Care REITs — 0.6%
574	CareTrust REIT, Inc.	11,136
177	National Health Investors, Inc.	9,223
		20,359
	Health Care Technology — 0.8%
853	NextGen Healthcare, Inc. (a)	13,281
54	Phreesia, Inc. (a)	1,621
1,036	Veradigm, Inc. (a)	12,204
		27,106
	Hotel & Resort REITs — 0.2%
619	Park Hotels & Resorts, Inc.	8,010
	Household Durables — 4.6%
108	Century Communities, Inc.	6,872
797	Ethan Allen Interiors, Inc.	19,949
605	Green Brick Partners, Inc. (a)	28,961
213	KB Home	9,229
Shares	Description	Value

	Household Durables (Continued)
310	M.D.C. Holdings, Inc.	$12,487
195	M/I Homes, Inc. (a)	13,781
129	Meritage Homes Corp.	14,878
292	Skyline Champion Corp. (a)	16,974
696	Taylor Morrison Home Corp. (a)	29,531
105	Tri Pointe Homes, Inc. (a)	3,067
		155,729
	Insurance — 2.0%
484	American Equity Investment Life Holding Co.	19,094
33	AMERISAFE, Inc.	1,685
171	Brighthouse Financial, Inc. (a)	6,884
55	Employers Holdings, Inc.	1,989
12	Enstar Group Ltd. (a)	2,825
42	Kinsale Capital Group, Inc.	12,725
84	RLI Corp.	10,403
138	Selective Insurance Group, Inc.	13,349
		68,954
	Interactive Media & Services — 0.5%
1,041	Cars.com, Inc. (a)	18,374
	IT Services — 0.0%
60	Squarespace, Inc., Class A (a)	1,763
	Leisure Products — 0.2%
624	Smith & Wesson Brands, Inc.	7,320
	Life Sciences Tools & Services — 0.5%
12	AbCellera Biologics, Inc. (a)	84
1,015	Maravai LifeSciences Holdings, Inc., Class A (a)	13,033
24	Medpace Holdings, Inc. (a)	4,967
53	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
53	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
		18,084
	Machinery — 2.9%
69	Enerpac Tool Group Corp.	1,754
39	Hyster-Yale Materials Handling, Inc.	1,824
430	Mueller Industries, Inc.	31,932
126	SPX Technologies, Inc. (a)	9,621
66	Standex International Corp.	8,989
228	Terex Corp.	10,572
634	Titan International, Inc. (a)	6,270
782	Wabash National Corp.	18,338
63	Watts Water Technologies, Inc., Class A	9,982
		99,282

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Marine Transportation — 1.4%
337	Eagle Bulk Shipping, Inc.	$13,237
1,243	Genco Shipping & Trading Ltd.	15,426
276	Matson, Inc.	18,859
		47,522
	Media — 0.7%
523	Integral Ad Science Holding Corp. (a)	9,890
259	Scholastic Corp.	11,002
99	Sinclair Broadcast Group, Inc., Class A	1,523
		22,415
	Metals & Mining — 2.5%
189	Alpha Metallurgical Resources, Inc.	25,510
201	Commercial Metals Co.	8,593
474	Ryerson Holding Corp.	16,111
69	Schnitzer Steel Industries, Inc., Class A	1,898
411	TimkenSteel Corp. (a)	6,999
735	Warrior Met Coal, Inc.	24,093
		83,204
	Office REITs — 1.6%
346	Equity Commonwealth	7,076
717	Highwoods Properties, Inc.	14,828
2,659	Hudson Pacific Properties, Inc.	12,417
1,876	Office Properties Income Trust	13,582
906	Piedmont Office Realty Trust, Inc., Class A	5,644
		53,547
	Oil, Gas & Consumable Fuels — 4.7%
228	Arch Resources, Inc.	23,564
524	Ardmore Shipping Corp.	6,136
219	California Resources Corp.	8,221
54	Chord Energy Corp.	7,724
159	Civitas Resources, Inc.	10,621
159	CONSOL Energy, Inc.	8,580
877	DHT Holdings, Inc.	6,744
800	Dorian LPG Ltd.	18,464
153	International Seaways, Inc.	5,516
51	Ovintiv, Inc.	1,687
87	Par Pacific Holdings, Inc. (a)	1,855
424	PBF Energy, Inc., Class A	15,608
609	Peabody Energy Corp.	11,059
386	Permian Basin Royalty Trust	9,511
42	Scorpio Tankers, Inc.	1,922
324	Talos Energy, Inc. (a)	3,988
515	Teekay Tankers Ltd., Class A	18,607
		159,807
Shares	Description	Value

	Paper & Forest Products — 0.5%
162	Louisiana-Pacific Corp.	$9,480
216	Sylvamo Corp.	8,515
		17,995
	Personal Care Products — 2.7%
530	elf Beauty, Inc. (a)	55,130
93	Inter Parfums, Inc.	11,681
180	Medifast, Inc.	14,166
180	USANA Health Sciences, Inc. (a)	10,921
		91,898
	Pharmaceuticals — 3.7%
1,056	Amphastar Pharmaceuticals, Inc. (a)	46,855
90	Axsome Therapeutics, Inc. (a)	6,640
242	Corcept Therapeutics, Inc. (a)	5,684
291	Harmony Biosciences Holdings, Inc. (a)	10,063
316	Harrow Health, Inc. (a)	5,960
459	Innoviva, Inc. (a)	6,192
147	Intra-Cellular Therapies, Inc. (a)	8,729
201	Ligand Pharmaceuticals, Inc. (a)	14,086
33	Prestige Consumer Healthcare, Inc. (a)	1,889
183	Revance Therapeutics, Inc. (a)	5,592
962	SIGA Technologies, Inc.	5,397
232	Supernus Pharmaceuticals, Inc. (a)	7,688
		124,775
	Professional Services — 3.0%
391	CBIZ, Inc. (a)	19,714
15	CRA International, Inc.	1,390
63	CSG Systems International, Inc.	3,023
126	ExlService Holdings, Inc. (a)	19,019
327	Heidrick & Struggles International, Inc.	7,930
250	Huron Consulting Group, Inc. (a)	20,320
15	Insperity, Inc.	1,661
138	Kforce, Inc.	7,947
372	Korn Ferry	17,484
21	TriNet Group, Inc. (a)	1,866
		100,354
	Real Estate Management & Development — 0.5%
237	Marcus & Millichap, Inc.	6,956
451	RMR Group (The), Inc., Class A	9,710
		16,666
	Retail REITs — 1.3%
548	Getty Realty Corp.	18,780
607	SITE Centers Corp.	7,236

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Retail Reits (Continued)
822	Tanger Factory Outlet Centers, Inc.	$16,744
225	Urban Edge Properties	2,999
		45,759
	Semiconductors & Semiconductor Equipment — 4.3%
138	Aehr Test Systems (a)	4,557
250	Axcelis Technologies, Inc. (a)	39,388
150	Cirrus Logic, Inc. (a)	11,652
364	Cohu, Inc. (a)	13,956
222	Kulicke & Soffa Industries, Inc.	11,739
111	Lattice Semiconductor Corp. (a)	9,025
316	MaxLinear, Inc. (a)	9,230
418	Photronics, Inc. (a)	8,874
319	Rambus, Inc. (a)	20,403
340	Semtech Corp. (a)	7,392
15	Silicon Laboratories, Inc. (a)	2,110
93	Synaptics, Inc. (a)	8,002
		146,328
	Software — 1.9%
951	Adeia, Inc.	9,329
12	Appfolio, Inc., Class A (a)	1,718
237	Box, Inc., Class A (a)	6,676
150	CommVault Systems, Inc. (a)	10,453
219	Intapp, Inc. (a)	9,257
132	InterDigital, Inc.	10,961
33	Progress Software Corp.	1,980
75	Qualys, Inc. (a)	9,470
21	SPS Commerce, Inc. (a)	3,272
39	Teradata Corp. (a)	1,828
		64,944
	Specialized REITs — 0.8%
204	EPR Properties	8,509
356	Four Corners Property Trust, Inc.	9,149
222	PotlatchDeltic Corp.	10,330
		27,988
	Specialty Retail — 3.8%
222	Academy Sports & Outdoors, Inc.	10,869
18	Asbury Automotive Group, Inc. (a)	3,764
671	Buckle (The), Inc.	20,606
668	Caleres, Inc.	11,530
54	Children’s Place (The), Inc. (a)	812
57	Genesco, Inc. (a)	1,028
54	Group 1 Automotive, Inc.	12,070
96	Guess?, Inc.	1,844
367	Haverty Furniture Cos., Inc.	9,685
174	Hibbett, Inc.	6,267
Shares	Description	Value

	Specialty Retail (Continued)
279	MarineMax, Inc. (a)	$7,915
78	Murphy USA, Inc.	21,561
81	ODP (The) Corp. (a)	3,245
138	Signet Jewelers Ltd.	8,762
69	Victoria’s Secret & Co. (a)	1,409
420	Zumiez, Inc. (a)	6,749
		128,116
	Technology Hardware, Storage & Peripherals — 1.3%
198	Super Micro Computer, Inc. (a)	44,342
	Textiles, Apparel & Luxury Goods — 0.5%
42	Kontoor Brands, Inc.	1,645
120	Movado Group, Inc.	3,054
84	Oxford Industries, Inc.	8,395
36	PVH Corp.	3,096
		16,190
	Tobacco — 0.3%
754	Vector Group Ltd.	8,829
	Trading Companies & Distributors — 2.1%
21	Applied Industrial Technologies, Inc.	2,582
27	Beacon Roofing Supply, Inc. (a)	1,726
209	BlueLinx Holdings, Inc. (a)	17,184
267	Boise Cascade Co.	19,176
144	GMS, Inc. (a)	9,119
207	Titan Machinery, Inc. (a)	5,227
93	Veritiv Corp.	9,820
57	WESCO International, Inc.	7,831
		72,665
	Total Common Stocks	3,385,386
	(Cost $3,481,475)
MONEY MARKET FUNDS — 0.1%
4,028	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.96% (f)	4,028
	(Cost $4,028)

	Total Investments — 99.9%	3,389,414
	(Cost $3,485,503)
	Net Other Assets and Liabilities — 0.1%	3,810
	Net Assets — 100.0%	$3,393,224

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
May 31, 2023 (Unaudited)
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At May 31, 2023, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(f)	Rate shown reflects yield as of May 31, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of May 31, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 5/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$18,084	$18,084	$—	$— **
Other Industry Categories*	3,367,302	3,367,302	—	—
Money Market Funds	4,028	4,028	—	—
Total Investments	$3,389,414	$3,389,414	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of May 31, 2023 the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid.

Securities	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/2022	53	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/2022	53	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Exchange-Traded Fund VIII
Additional Information
May 31, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.